Allowance for Loan Losses - Schedule of Troubled Debt Restructurings (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Contract	Dec. 31, 2017 USD ($) Contract	Dec. 31, 2016 USD ($) Contract
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	2	1	9
Pre- Modification Outstanding Recorded Investment	$ 133	$ 13	$ 1,537
Post-Modification Outstanding Recorded Investment	$ 133	$ 13	$ 1,537
Commercial and Agriculture [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract			4
Pre- Modification Outstanding Recorded Investment			$ 529
Post-Modification Outstanding Recorded Investment			$ 529
Residential Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1	1	2
Pre- Modification Outstanding Recorded Investment	$ 23	$ 13	$ 308
Post-Modification Outstanding Recorded Investment	$ 23	$ 13	$ 308
Farm Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Number of Contracts | Contract	1		3
Pre- Modification Outstanding Recorded Investment	$ 110		$ 700
Post-Modification Outstanding Recorded Investment	$ 110		$ 700